Schedule of Revenue (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue		$ 6,711,225	$ 1,681,533	$ 164,428
Bitcoins mined during the year, Number		100.55	43.93	5.29
Bitcoin Operations [Member]
Disaggregation of Revenue [Line Items]
Total revenue	[1]	$ 6,570,520	$ 1,681,533	$ 164,428
Hosting Fees From Third Parties [Member]
Disaggregation of Revenue [Line Items]
Total revenue	[2]	$ 140,705

[1]	The output of bitcoins during 2024 is 100.55 coins (2023:43.93 coins and 2022: 5.29 coins).
[2]	The Company began providing hosting services to third parties and charging a service fee from July 1, 2024.